Document and Entity Information	12 Months Ended
Sep. 30, 2015
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	JCI
Entity Registrant Name	JOHNSON CONTROLS INC
Entity Central Index Key	0000053669
Current Fiscal Year End Date	--09-30